Average Annual Total Returns - Class I2 - Transamerica Small Cap Growth	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	32.29%	17.05%	14.17%	Aug. 31, 2012	29.89%	11.95%	10.64%	20.78%	12.18%	10.57%	34.63%	16.36%	15.44%